OTHER PAYABLES AND ACCRUED EXPENSES - Disclosure of detailed information of other current payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Accrued expenses	$ 1,615	$ 1,848
Employees and payroll accruals	1,003	1,066
Government authorities	2,444	1,617
Related parties	239	693
Advances from customers	787	31
Liabilities for restructuring	117	116
Other payables	13	642
Total other payables	$ 6,218	$ 6,013